Congress SMid Growth ETF
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 95.9%	Shares	Value
Aerospace & Defense - 2.5%
Curtiss-Wright Corp.	7,671	$1,707,334

Biotechnology - 1.6%
Halozyme Therapeutics, Inc.(a)	32,781	1,109,637

Building Products - 2.3%
AZEK Co., Inc.(a)	41,976	1,618,595

Capital Markets - 1.0%
MarketAxess Holdings, Inc.	3,168	714,416

Communications Equipment - 1.4%
Calix, Inc.(a)	28,780	954,920

Construction & Engineering - 7.4%
Comfort Systems USA, Inc.	15,840	3,444,725
Valmont Industries, Inc.	7,392	1,668,448
		5,113,173

Construction Materials - 2.3%
Summit Materials, Inc. - Class A(a)	43,824	1,585,552

Consumer Staples Distribution & Retail - 2.3%
BJ's Wholesale Club Holdings, Inc.(a)	25,080	1,613,647

Containers & Packaging - 2.0%
Avery Dennison Corp.	7,128	1,421,680

Distributors - 2.3%
Pool Corp.	4,224	1,568,160

Electrical Equipment - 2.1%
nVent Electric PLC	23,565	1,414,842

Electronic Equipment, Instruments & Components - 4.8%
CDW Corp./DE	8,712	1,975,185
Teledyne Technologies, Inc.(a)	3,168	1,325,713
		3,300,898

Energy Equipment & Services - 1.9%
Cactus, Inc. - Class A	31,152	1,322,091

Food Products - 2.0%
Simply Good Foods Co.(a)	36,181	1,367,642

Ground Transportation - 1.8%
Werner Enterprises, Inc.	32,472	1,284,268

Health Care Equipment & Supplies - 10.0%
Cooper Companies, Inc.	3,696	1,378,719
Insulet Corp.(a)	7,656	1,461,300
Penumbra, Inc.(a)	4,004	1,009,769
STERIS PLC	6,864	1,502,873
UFP Technologies, Inc.(a)	8,976	1,512,546
		6,865,207

Health Care Providers & Services - 2.0%
Option Care Health, Inc.(a)	43,610	1,362,376

Hotels, Restaurants & Leisure - 1.7%
Choice Hotels International, Inc.	9,528	1,154,031
Papa John's International, Inc.	6	441
		1,154,472

Insurance - 1.4%
Kinsale Capital Group, Inc.	2,376	944,626

Life Sciences Tools & Services - 6.3%
Medpace Holdings, Inc.(a)	9,504	2,771,176
Repligen Corp.(a)	8,209	1,554,785
		4,325,961

Oil, Gas & Consumable Fuels - 1.4%
Range Resources Corp.	34,069	989,364

Personal Care Products - 4.9%
e.l.f Beauty, Inc.(a)	21,244	3,389,055

Pharmaceuticals - 2.2%
Prestige Consumer Healthcare, Inc.(a)	25,344	1,559,670

Professional Services - 7.3%
Exponent, Inc.	14,520	1,280,519
KBR, Inc.	27,984	1,458,246
Paycom Software, Inc.	4,752	904,020
WNS Holdings Ltd. - ADR - ADR(a)	20,328	1,409,747
		5,052,532

Semiconductors & Semiconductor Equipment - 4.8%
Entegris, Inc.	17,688	2,081,878
Lattice Semiconductor Corp.(a)	20,963	1,275,808
		3,357,686

Software - 10.4%
CyberArk Software Ltd.(a)	10,032	2,342,271
PTC, Inc.(a)	12,408	2,241,505
SPS Commerce, Inc.(a)	13,992	2,571,730
		7,155,506

Specialty Retail - 5.8%
Tractor Supply Co.	8,448	1,897,421
Williams-Sonoma, Inc.	10,869	2,101,956
		3,999,377
TOTAL COMMON STOCKS (Cost $62,830,036)		66,252,687

REAL ESTATE INVESTMENT TRUSTS - 1.8%	Shares	Value
Terreno Realty Corp.	21,120	1,261,498
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,224,288)		1,261,498

SHORT-TERM INVESTMENTS - 2.2%
Money Market Funds - 2.2%	Shares
First American Treasury Obligations Fund - Class X, 5.25%(b)	1,528,057	1,528,057
TOTAL SHORT-TERM INVESTMENTS (Cost $1,528,057)		1,528,057

TOTAL INVESTMENTS - 99.9% (Cost $65,582,381)		$69,042,242
Other Assets in Excess of Liabilities - 0.1%		49,287
TOTAL NET ASSETS - 100.0%		$69,091,529

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of January 31, 2024.

Congress SMid Growth ETF
Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

The Congress SMid Cap ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024. See the Schedule of Investments for an industry breakout.

Congress SMid Growth ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$66,252,687	$–	$–	$66,252,687
Real Estate Investment Trusts	1,261,498	–	–	1,261,498
Money Market Funds	1,528,057	–	–	1,528,057
Total Assets	$69,042,242	$–	$–	$69,042,242

Refer to the Schedule of Investments for industry classifications.